CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividends paid per share	$ 0.24	$ 0.24
Stock repurchased, shares	59,493	72,821
Unearned Employee Stock Ownership Plan Shares
Stock repurchased, shares	100,453